Reorganization capital structure (Details) (USD $)	Aug. 10, 2007
Reorganization capital structure should be as follows:
Common Stock (500,005 "new" shares to be issued at $0.001 par value).	$ 500
Additional paid-in capital.	500
Total reorganized capital structure.	$ 1,000